Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	3 Months Ended
Nov. 30, 2012
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

Shares Underlying Warrants Outstanding
Range of Exercise Price	Shares Underlying \Warrants Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.50 ~ $0.60	5,491,536	1.17 years	$0.60

The following table is a summary of activity of outstanding stock warrants:

	Number of Warrants		Weighted Average Exercise Price
Balance, August 31, 2012		-5,357,206-	$0.58
Warrants expired		-0-	-0-
Warrants cancelled		-0-	-0-
Warrants Granted		5,491,536	0.60
Warrants exercised		-0-	-0-
Balance, November 30, 2011	10,848,742		$0.59